Income Taxes - Reconciliation of income tax (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Taxes
Net loss for the year before taxes	$ (38,100,312)	$ (25,434,376)
Statutory Canadian corporate tax rate	27.00%	27.00%
Anticipated tax recovery	$ (10,287,084)	$ (6,867,282)
Non-deductible items and other differences	2,504,683	1,843,110
Change in unrecognized tax benefits	$ 7,782,401	$ 5,024,172